Cover	Feb. 27, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 27, 2023, Unique Logistics International, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Report”), as amended by Amendment No. 1 thereto filed on May 5, 2023 (collectively, the “Report”), to report, among other matters, its acquisition, on February 21, 2023, from Unique Logistics Holdings Limited, a Hong Kong corporation (“ULHK”), of all of the share capital owned by ULHK in each of (i) Unique Logistics International (India) Private Limited, (ii) ULI (North &East China) Company Limited, (iii) Unique Logistics International Co., Ltd, (iv) TGF Unique Limited, (v) Unique Logistics International (H.K.) Limited, (vi) Unique Logistics International (Vietnam) Co., Ltd., (vii) ULI (South China) Limited, and (viii) Unique Logistics International (South China) Limited (collectively the “ULHK Entities”), pursuant to a Stock Purchase Agreement by and between the Company and ULHK, dated as of April 28, 2022, as amended (the “Transaction”). In addition to the acquisition of the ULHK Entities, the Company acquired two companies in the Transaction that are owned by two of the ULHK Entities: Shenzhen Unique Logistics International Limited, 70% of which is owned by Unique Logistics International (H.K.) Limited, and Unique Logistics (Shanghai) Co., Ltd. which is owned by ULI (North & East China) Company Limited.
Document Period End Date	Feb. 27, 2023
Entity File Number	000-50612
Entity Registrant Name	UNIQUE LOGISTICS INTERNATIONAL, INC.
Entity Central Index Key	0001281845
Entity Tax Identification Number	01-0721929
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	154-09 146th Ave
Entity Address, City or Town	Jamaica
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11434
City Area Code	718
Local Phone Number	978-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false